Shareholder's contribution - Narrative (Details)			9 Months Ended
	Sep. 30, 2025 USD ($) shares	Jun. 06, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) businessLine shares	Sep. 30, 2024 USD ($)	Nov. 07, 2025 USD ($)	Oct. 29, 2025 USD ($) $ / shares shares	Jun. 17, 2025 USD ($) installment	Dec. 31, 2024 USD ($)	Jul. 11, 2024	Apr. 17, 2024 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reduction of issued capital		$ 9,000,000
Cancellation of treasury shares (in shares) | shares		6,000,000
Treasury shares, nominal value (USD per share) | $ / shares		$ 1.50
Share capital	$ 158,073,000	$ 158,072,722.5	$ 158,073,000		$ 158,072,718			$ 167,073,000
Number of shares issued (in shares) | shares		105,381,815
Authorized proportion of outstanding stock (as a percent)									5.00%
Purchase of treasury shares			10,210,000	$ 58,279,000
Dividend payables							$ 35,000,000			$ 35,000,000
Number of payment installments | installment							2			2
Assets (liabilities)	$ 1,440,000,000		$ 1,440,000,000
Number of major lines of business | businessLine			2
Value in use of net assets, cash flow projections term			5 years
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancellation of treasury shares (in shares) | shares	11,000,000
Stock repurchased under program (shares) | shares			32,299,783
Employee stock options exercised (shares) | shares			11,139,445
Purchase of treasury shares			$ 1,057,858	5,768,614
Major extraordinary general meeting shareholders decision
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized share capital, amount						$ 3,000,000,000
Share capital authorized (in shares) | shares						2,000,000,000
Par value per share (USD per share) | $ / shares						$ 1.5
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares		5,312,375
Purchase of treasury shares			$ 1,587,000	$ 8,653,000